Property, Plants and Equipment, Net (Details) - Schedule of Property, Plants and Equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost:
Cost, Balance of beginning	$ 198,095	$ 189,465
Entrance to consolidation	4,939	9,028
Purchases	22,455	17,794
Disposals	(11,738)	(19,719)
Loss of Control	(2,021)	(2,288)
Exchange rate differences from translation of foreign operations	(19,021)	3,815
Cost, Balance of ending	192,709	198,095
Accumulated depreciation:
Accumulated depreciation, Beginning	141,209	130,289
Entrance to consolidation	3,517	7,519
Depreciation	18,527	20,468
Disposals	(10,936)	(18,529)
Loss of Control	(1,279)
Exchange rate differences from translation of foreign operations	(13,300)	1,462
Accumulated depreciation, Ending	137,738	141,209
Depreciated cost	54,971	56,886
Computers, furniture and equipment [Member]
Cost:
Cost, Balance of beginning	145,333	137,947
Entrance to consolidation	4,024	6,913
Purchases	17,298	14,593
Disposals	(10,735)	(16,699)
Loss of Control	(684)
Exchange rate differences from translation of foreign operations	(15,259)	2,579
Cost, Balance of ending	139,977	145,333
Accumulated depreciation:
Accumulated depreciation, Beginning	108,762	102,197
Entrance to consolidation	2,803	5,693
Depreciation	14,709	15,805
Disposals	(10,287)	(15,328)
Loss of Control	(308)
Exchange rate differences from translation of foreign operations	(9,805)	395
Accumulated depreciation, Ending	105,874	108,762
Depreciated cost	34,103	36,571
Leasehold improvements [Member]
Cost:
Cost, Balance of beginning	41,911	40,458
Entrance to consolidation	453	1,687
Purchases	4,675	2,442
Disposals	(418)	(1,473)
Loss of Control	(1,337)	(2,288)
Exchange rate differences from translation of foreign operations	(2,468)	1,085
Cost, Balance of ending	42,816	41,911
Accumulated depreciation:
Accumulated depreciation, Beginning	25,444	22,024
Entrance to consolidation	388	1,495
Depreciation	2,834	3,532
Disposals	(242)	(2,242)
Loss of Control	(971)
Exchange rate differences from translation of foreign operations	(2,691)	635
Accumulated depreciation, Ending	24,762	25,444
Depreciated cost	18,054	16,467
Motor vehicles [Member]
Cost:
Cost, Balance of beginning	8,305	8,571
Entrance to consolidation	351	420
Purchases	368	645
Disposals	(560)	(1,542)
Loss of Control
Exchange rate differences from translation of foreign operations	(967)	211
Cost, Balance of ending	7,497	8,305
Accumulated depreciation:
Accumulated depreciation, Beginning	4,673	3,855
Entrance to consolidation	219	331
Depreciation	909	991
Disposals	(384)	(954)
Loss of Control
Exchange rate differences from translation of foreign operations	(573)	450
Accumulated depreciation, Ending	4,844	4,673
Depreciated cost	2,653	3,632
Software [Member]
Cost:
Cost, Balance of beginning	2,546	2,489
Entrance to consolidation	111	8
Purchases	114	114
Disposals	(25)	(5)
Loss of Control
Exchange rate differences from translation of foreign operations	(327)	(60)
Cost, Balance of ending	2,419	2,546
Accumulated depreciation:
Accumulated depreciation, Beginning	2,330	2,213
Entrance to consolidation	107
Depreciation	75	140
Disposals	(23)	(5)
Loss of Control
Exchange rate differences from translation of foreign operations	(231)	(18)
Accumulated depreciation, Ending	2,258	2,330
Depreciated cost	$ 161	$ 216